Net Income Per Limited Partner Unit	6 Months Ended
Jun. 30, 2015
Earnings Per Limited Partner Unit
Net Income Per Limited Partner Unit

(7)  Net Income Per Limited Partner Unit

Net Income Per Limited Partner Unit

The Partnership’s net income is allocated to the general partner and limited partners, including subordinated unitholders, in accordance with their respective ownership percentages, and when applicable, giving effect to incentive distributions paid to the general partner. Basic and diluted net income per limited partner unit is calculated by dividing limited partners’ interest in net income, less general partner incentive distributions, by the weighted average number of outstanding limited partner units during the period.

We compute earnings per unit using the two-class method for master limited partnerships. Under the two-class method, earnings per unit is calculated as if all of the earnings for the period were distributed under the terms of the partnership agreement, regardless of whether the general partner has discretion over the amount of distributions to be made in any particular period, whether those earnings would actually be distributed during a particular period from an economic or practical perspective, or whether the general partner has other legal or contractual limitations on its ability to pay distributions that would prevent it from distributing all of the earnings for a particular period.

We calculate net income available to limited partners based on the distributions pertaining to the current period’s net income. After adjusting for the appropriate period’s distributions, the remaining undistributed earnings or excess distributions over earnings, if any, are allocated to the general partner and limited partners in accordance with the contractual terms of the partnership agreement under the two-class method.

Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. However, because our IPO was completed on November 10, 2014, the number of units issued following the IPO is utilized for the 2014 periods presented. Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or agreements to issue common units, such as awards under the long-term incentive plan, were exercised, settled or converted into common units. When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted net income per limited partner unit calculation, the impact is reflected by applying the treasury stock method. Diluted earnings per unit reflects the potential dilution of common equivalent units that could occur if equity participation units are converted into common units.

In accordance with ASC Topic 260- Earnings Per Share, Antero Water's historical earnings of $15.7 million and $32.4 million, for the three and six months ended June 30, 2015,  respectively, are allocated entirely to the General Partner, since the Partnership and Antero Water are entities under common control.

The following tables reflect the Partnership’s net income per common and subordinated unit:

	Three months ended June 30, 2015
	Limited partners'
(In thousands except per unit amounts)	Public common units	Antero common units	Subordinated units	Total
Basic and diluted earnings per unit:
Earnings:
Distribution declared (1)	$8,740	$5,689	$14,429	$28,858
Distributions in excess of earnings	(2,849)	(1,855)	(4,704)	(9,408)
Total earnings	$5,891	$3,834	$9,725	$19,450
Weighted average units outstanding:
Basic	46,000	29,941	75,941	151,882
Diluted	46,017	29,941	75,941	151,899
Net income per limited partner unit
Basic:	$0.13	$0.13	$0.13
Diluted:	$0.13	$0.13	$0.13

(1)

On July 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.19 per unit for the quarter ended June 30, 2015. The distribution was paid on August 27, 2015 to unitholders of record as of August 13, 2015.

	Six months ended June 30, 2015
	Limited partners'
(In thousands except per unit amounts)	Public common units	Antero common units	Subordinated units	Total
Basic and diluted earnings per unit:
Earnings:
Distribution declared (1)	$17,020	$11,078	$28,098	$56,196
Distributions in excess of earnings	(6,435)	(4,114)	(10,549)	(21,098)
Total earnings	$10,585	$6,964	$17,549	$35,098
Weighted average units outstanding:
Basic	46,000	29,941	75,941	151,882
Diluted	46,015	29,941	75,941	151,897
Net income per limited partner unit
Basic:	$0.23	$0.23	$0.23
Diluted:	$0.23	$0.23	$0.23

(1)

On July 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.19 per unit for the quarter ended June 30, 2015. The distribution was paid on August 27, 2015 to unitholders of record as of August 13, 2015.